Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 033
EBP, Subsequent Event [Line Items]
Subsequent Events	SUBSEQUENT EVENTS
    The Plan Administrator has evaluated subsequent events through June 5, 2026, the date the financial statements were issued, and determined that no subsequent events have occurred requiring adjustments to the financial statements or disclosures.